Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net operating loss carry-forwards	$ 21,191,279	$ 7,575,154
Valuation allowance increased	$ 2,054,381	$ 999,619
Hong Kong [Member]
Income Taxes (Textual)
Income tax, description	Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity's assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.
Macao [Member]
Income Taxes (Textual)
Income tax, description	Taxpayers in Macao are divided into Group A and Group B, Group A taxpayers are companies that have maintained proper accounting books and records, with capital of MOP1,000,000 and above or average assessed annual taxable profits in the past three years of more than MOP500,000, those who do not meet the criteria of Group A taxpayers are assigned to Group B. Group B taxpayers are assessed by the Macao Finance Bureau on a deemed profit basis, and Group B taxpayers are unable to carry forward tax losses. The capital of the subsidiary in Macao is MOP100,000 and it is assigned to Group B taxpayer.
United Kingdom [Member]
Income Taxes (Textual)
Income tax, description	All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary in United Kingdom did not have assessable profits that were derived United Kingdom during the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017.